EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Disclosure of defined benefit plans [text block]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Retirements payments	64,824	56,126
Resignation payments	9,722	8,802
Other obligations	19,024	17,437
Total liability for employee benefits	93,570	82,365

Disclosure of net defined benefit liability (asset) [text block]
		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	101,087	(7,384)	(6,018)	5,819	(11,139)	82,365
From January 1 to December 31, 2019	82,365	11,242	(4,390)	10,636	(6,283)	93,570

Schedule of principal assumptions
	For the period ended
	December 31,
Assumptions	2019	2018

Discount rate	3.13%	4.27%
Expected rate of salary increase	4.5%	4.50%
Rate of turnover	6.04%	6.60%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.8%	2.7%
Retirement age of women	60	60
Retirement age of men	65	65

Disclosure of sensitivity analysis for actuarial assumptions [text block]
	Effect on the liability
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(7,257)	(6,538)
Change in the accrued liability an closing for decrease of 100 p.b.	5,365	4,918

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,989	4,750
Change in the accrued liability an closing for decrease of 100 p.b.	(7,159)	(6,547)

Disclosure of additional information about defined benefit plans [text block]
	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	91,153	81,222
(*)	Accounts payables to employees (Note 20 letter b)

Schedule of employment expenses [Text Block]
	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Salaries and wages	1,478,804	1,481,357	1,604,552
Short-term employee benefits	147,576	132,394	145,245
Termination benefits	54,256	54,007	85,070
Other personnel expenses	114,126	152,211	188,767
Total	1,794,762	1,819,969	2,023,634